Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Provision (recovery) of doubtful accounts	$ (124)	$ 218	$ (5)